Capital Management - Summary of the Information Used as Base for Diluted Earnings Per Share Calculation (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Average shares related to share-based payment warrants	8,560,918	14,865,332	16,353,000
Average shares related to share-based payment plans with employees	2,415,205	2,649,612	5,456,000